SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Revenue	$ 61,555	$ 56,832	$ 62,521
Clinical Laboratory Member
Disclosure of products and services [line items]
Revenue	39,372	42,288	46,036
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenue	4,750	5,453	7,272
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenue	$ 17,433	$ 9,091	$ 9,213